Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	December 31, 2017	December 31, 2016

Buildings	$6,079,316	$5,476,744
Office equipment	667,749	474,195
Furniture	531,162	277,916
Automobiles	1,120,067	812,819
Software	114,598	45,807
Leasehold improvements	4,888,947	2,227,019
Subtotal	13,401,839	9,314,500
Construction in progress	38,422	110,878
Less: accumulated depreciation	(2,340,760)	(758,937)
Property, plant and equipment, net	$11,099,501	$8,666,441